UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number: 028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ken Brodkowitz
Title:    Managing Member
Phone:    (212) 329-0765


Signature, Place and Date of Signing:


/s/ Ken Brodkowitz                 New York, NY                May 8, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total: $526,891
                                       (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





No.        Form 13F File Number             Name
---        --------------------             -------------------------
1          028-12803                        Newland Master Fund, Ltd.







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
                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012


COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
-----------                   --------------    --------- --------  ------------------- -------------- -------- --------------------
                                                          VALUE      SHS OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT   PRN CALL   DISCRETION     MGRS    SOLE    SHARED NONE
-----------                   --------------    --------- --------  --------   --- ---- -------------- -------- -------- ------ ----
ACCO BRANDS CORP              COM               00081T108   9,922     799,500  SH       SHARED-DEFINED    1      799,500
ALCOA INC                     COM               013817101   3,243     323,691  SH       SHARED-DEFINED    1      323,691
ALCOA INC                     COM               013817101   1,144     114,200      CALL SHARED-DEFINED    1      114,200
AMERICAN AXLE & MFG HLDGS IN  COM               024061103   4,738     404,646  SH       SHARED-DEFINED    1      404,646
ANALOGIC CORP                 COM PAR $0.05     032657207   2,674      39,590  SH       SHARED-DEFINED    1       39,590
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW           049164205   1,706      34,666  SH       SHARED-DEFINED    1       34,666
BARCLAYS BK PLC               IPTH S&P VIX NEW  06740C261   7,300     435,000  SH       SHARED-DEFINED    1      435,000
C&J ENERGY SVCS INC           COM               12467B304   3,638     204,500  SH       SHARED-DEFINED    1      204,500
CASTLE A M & CO               COM               148411101     743      58,724  SH       SHARED-DEFINED    1       58,724
COSTAMARE INC                 SHS               Y1771G102   3,760     273,083  SH       SHARED-DEFINED    1      273,083
COVENANT TRANSN GROUP INC     CL A              22284P105     811     253,521  SH       SHARED-DEFINED    1      253,521
CTPARTNERS EXECUTIVE SEARCH   COM               22945C105   2,627     395,606  SH       SHARED-DEFINED    1      395,606
DELTA AIR LINES INC DEL       COM NEW           247361702   3,441     347,000      CALL SHARED-DEFINED    1      347,000
EASTMAN CHEM CO               COM               277432100   8,771     169,690  SH       SHARED-DEFINED    1      169,690
EATON CORP                    COM               278058102   9,976     200,202  SH       SHARED-DEFINED    1      200,202
ENERGYSOLUTIONS INC           COM               292756202   2,569     524,341  SH       SHARED-DEFINED    1      524,341
ENGLOBAL CORP                 COM               293306106   2,362     984,254  SH       SHARED-DEFINED    1      984,254
ENPRO INDS INC                COM               29355X107  32,972     802,250  SH       SHARED-DEFINED    1      802,250
ENTEGRIS INC                  COM               29362U104   9,625   1,030,539  SH       SHARED-DEFINED    1    1,030,539
FRONTLINE LTD                 SHS               G3682E127     621      80,700      CALL SHARED-DEFINED    1       80,700
FUELCELL ENERGY INC           COM               35952H106   2,664   1,702,408  SH       SHARED-DEFINED    1    1,702,408
GATX CORP                     COM               361448103     721      17,900      PUT  SHARED-DEFINED    1       17,900
GENERAL CABLE CORP DEL NEW    COM               369300108   4,071     140,000  SH       SHARED-DEFINED    1      140,000
GREENBRIER COS INC            COM               393657101     495      25,000      CALL SHARED-DEFINED    1       25,000
HALLIBURTON CO                COM               406216101     846      25,480  SH       SHARED-DEFINED    1       25,480
HARMAN INTL INDS INC          COM               413086109   1,554      33,200  SH       SHARED-DEFINED    1       33,200
HARVEST NATURAL RESOURCES IN  COM               41754V103   2,021     285,485  SH       SHARED-DEFINED    1      285,485
HEADWATERS INC                COM               42210P102   2,590     619,600  SH       SHARED-DEFINED    1      619,600
HERTZ GLOBAL HOLDINGS INC     COM               42805T105   3,838     255,200  SH       SHARED-DEFINED    1      255,200
IDEX CORP                     COM               45167R104   1,053      25,000  SH       SHARED-DEFINED    1       25,000
ION GEOPHYSICAL CORP          COM               462044108     599      92,859  SH       SHARED-DEFINED    1       92,859
ISHARES TR                    RUSSELL 2000      464287655  66,248     800,000      PUT  SHARED-DEFINED    1      800,000
ISHARES TR                    TRANSP AVE IDX    464287192  20,696     220,900      PUT  SHARED-DEFINED    1      220,900
JOHNSON CTLS INC              COM               478366107   9,464     291,373  SH       SHARED-DEFINED    1      291,373
JOHNSON CTLS INC              COM               478366107  35,458   1,091,700      CALL SHARED-DEFINED    1    1,091,700
KEMET CORP                    COM NEW           488360207  14,464   1,545,247  SH       SHARED-DEFINED    1    1,545,247
KINROSS GOLD CORP             COM NO PAR        496902404   1,967     200,900  SH       SHARED-DEFINED    1      200,900
LEAR CORP                     COM NEW           521865204   5,588     120,200  SH       SHARED-DEFINED    1      120,200
MERCURY COMPUTER SYS          COM               589378108   6,939     523,713  SH       SHARED-DEFINED    1      523,713
MUELLER WTR PRODS INC         COM SER A         624758108   4,803   1,442,261  SH       SHARED-DEFINED    1    1,442,261
NETSOL TECHNOLOGIES INC       COM NEW           64115A204   1,212   3,276,316  SH       SHARED-DEFINED    1    3,276,316
OMNOVA SOLUTIONS INC          COM               682129101     543      80,472  SH       SHARED-DEFINED    1       80,472
OWENS ILL INC                 COM NEW           690768403   4,901     210,000  SH       SHARED-DEFINED    1      210,000
QUANTA SVCS INC               COM               74762E102   9,458     452,543  SH       SHARED-DEFINED    1      452,543
QUANTUM CORP                  COM DSSG          747906204   4,504   1,719,273  SH       SHARED-DEFINED    1    1,719,273
RENEWABLE ENERGY GROUP INC    COM NEW           75972A301   3,168     305,766  SH       SHARED-DEFINED    1      305,766
ROADRUNNER TRNSN SVCS HLDG I  COM               76973Q105  11,008     634,481  SH       SHARED-DEFINED    1      634,481
SEALED AIR CORP NEW           COM               81211K100   1,433      74,200  SH       SHARED-DEFINED    1       74,200
SEASPAN CORP                  SHS               Y75638109     867      50,000      PUT  SHARED-DEFINED    1       50,000
SENSATA TECHNOLOGIES HLDG BV  SHS               N7902X106   4,302     128,480  SH       SHARED-DEFINED    1      128,480
SHAW GROUP INC                COM               820280105   1,331      41,964  SH       SHARED-DEFINED    1       41,964
SHAW GROUP INC                COM               820280105   2,220      70,000      CALL SHARED-DEFINED    1       70,000
SOLUTIA INC                   COM NEW           834376501     699      25,000  SH       SHARED-DEFINED    1       25,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103  98,567     700,000      PUT  SHARED-DEFINED    1      700,000
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714     265       4,325  SH       SHARED-DEFINED    1        4,325
STONERIDGE INC                COM               86183P102   4,494     454,396  SH       SHARED-DEFINED    1      454,396
SWIFT TRANSN CO               CL A              87074U101  12,490   1,082,358  SH       SHARED-DEFINED    1    1,082,358
TESCO CORP                    COM               88157K101     797      56,196  SH       SHARED-DEFINED    1       56,196
TMS INTL CORP                 CL A              87261Q103   5,588     461,781  SH       SHARED-DEFINED    1      461,781
TRAVELCENTERS OF AMERICA LLC  COM               894174101     464      73,180  SH       SHARED-DEFINED    1       73,180
TRIANGLE PETE CORP            COM NEW           89600B201   1,380     200,000  SH       SHARED-DEFINED    1      200,000
TRINITY INDS INC              COM               896522109  35,256   1,069,982  SH       SHARED-DEFINED    1    1,069,982
TRINITY INDS INC              COM               896522109   2,702      82,000      CALL SHARED-DEFINED    1       82,000
U S SILICA HLDGS INC          COM               90346E103  11,602     554,060  SH       SHARED-DEFINED    1      554,060
ULTRAPETROL BAHAMAS LTD       COM               P94398107   3,692   1,845,924  SH       SHARED-DEFINED    1    1,845,924
UNITED STATES STL CORP NEW    COM               912909108     294      10,000  SH       SHARED-DEFINED    1       10,000
WHITING PETE CORP NEW         COM               966387102   4,161      76,627  SH       SHARED-DEFINED    1       76,627
WILLIAMS COS INC DEL          COM               969457100     770      25,000  SH       SHARED-DEFINED    1       25,000
